NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Computation of Basic and Diluted Income Per Share

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator used in basic income per share:
Income from continuing operations before non-controlling interest	12,723	3,510	68,552	11,003
Loss from discontinued operations attributable to the Company	(398)	—	—	—
Net loss attributable to the non-controlling interest	—	15	(3)	—

Net income attributable to the Company	12,325	3,525	68,549	11,003

Shares (denominator):
Weighted average ordinary shares outstanding	35,800,428	37,443,657	37,780,134	37,780,134
Plus: incremental shares from vesting of restricted shares	1,491,106	3,021,792	3,312,566	3,312,566

Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	37,291,534	40,465,449	41,092,700	41,092,700

Income from continuing operations per share – basic	0.35	0.09	1.81	0.29

Income from continuing operations per share – diluted	0.34	0.09	1.67	0.27

Loss from discontinued operations per share – basic	(0.01)	—	—	—

Loss from discontinued operations per share – diluted	(0.01)	—	—	—

Net income attributable to the Company per share – basic	0.34	0.09	1.81	0.29

Net income attributable to the Company per share – diluted	0.33	0.09	1.67	0.27